Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	4 Months Ended
May 21, 2014
Income Tax Disclosure [Abstract]
Income tax benefit at US federal statutory rates	$ 25,818
Expected state taxes, net of federal benefit	3,509
Change in valuation allowance	$ 29,327